UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21201
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                         UBS Technology Partners, L.L.C.
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               (Exact name of registrant as specified in charter)

                          51 W 52nd Street, 23rd Floor
                               New York, NY 10019
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               (Address of principal executive offices) (Zip code)

                               Steven S. Drachman
                         c/o UBS Financial Services Inc.
                          51 W 52nd Street, 23rd Floor
                               New York, NY 10019
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                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-882-5819
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                      Date of fiscal year end: December 31
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                    Date of reporting period: March 31, 2009
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Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.   SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


                                                                                                     UBS TECHNOLOGY PARTNERS, L.L.C.
                                                                                                   SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                                                                         (UNAUDITED)
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                                                                                                                      MARCH 31, 2009

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                                                                                                       REALIZED AND
                                                                                             % OF       UNREALIZED         INITIAL
                                                                                           MEMBERS'  GAIN/(LOSS) FROM    ACQUISITION
                  INVESTMENT FUND                              COST         FAIR VALUE     CAPITAL     INVESTMENTS          DATE
-------------------------------------------------------    ------------    ------------   --------  ----------------     -----------
Artis Aggressive Growth (Institutional), L.P.               $ 2,400,000    $  4,920,677      2.20%     $  249,427          3/1/2006
Artis Partners 2X (Institutional), L.P.                      10,750,000      22,563,576     10.07       1,580,701          1/1/2003
Coatue Qualified Partners, L.P.                               7,257,654      15,899,587      7.09         140,177          4/1/2002
Dundonald Fund I, L.P.                                       10,000,000      12,407,266      5.54         438,390          3/1/2007
Intrepid Capital Fund (QP), L.P.                              4,926,848       7,793,304      3.48         224,553          6/1/2000
Loch Capital Fund I, L.P.                                    11,861,326      19,593,600      8.74         366,350          6/1/2003
Seligman Tech Spectrum Fund, L.L.C.                           3,858,632       6,131,572      2.74         741,844          1/1/2005
Seligman Tech Spectrum, Ltd., Class A1, Series 2              7,000,000      11,889,589      5.30       1,438,368          8/1/2006
Shannon River Partner II, L.P.                               10,091,421      12,837,441      5.73         268,091          5/1/2005
TCS Capital II, L.P.                                          5,224,652       6,911,579      3.08         (25,534)        10/1/2003
Tiger Global Fund, L.P.                                       1,316,922       5,672,848      2.53         364,559         11/1/2001
Tracer Capital Partners QP, L.P.                             12,213,144      10,345,013      4.61       1,903,026          7/1/2007
                                                            -----------    ------------     -----      ----------
  LONG/SHORT EQUITY SUBTOTAL                                $86,900,599    $136,966,052     61.11%     $7,689,952

Redeemed Investment Funds                                            --              --        --              --

                                                            -----------    ------------     -----      ----------
TOTAL                                                       $86,900,599    $136,966,052     61.11%     $7,689,952
                                                            ===========    ============     =====      ==========


                                                                                                     DOLLAR AMOUNT OF
                                                                                  FIRST            FAIR VALUE FOR FIRST
                                                                                AVAILABLE                AVAILABLE
                  INVESTMENT FUND                            LIQUIDITY*        REDEMPTION**             REDEMPTION
-------------------------------------------------------  ---------------     --------------      ----------------------
Artis Aggressive Growth (Institutional), L.P.               Quarterly
Artis Partners 2X (Institutional), L.P.                     Quarterly
Coatue Qualified Partners, L.P.                             Quarterly
Dundonald Fund I, L.P.                                      Quarterly
Intrepid Capital Fund (QP), L.P.                            Quarterly
Loch Capital Fund I, L.P.                                   Quarterly
Seligman Tech Spectrum Fund, L.L.C.                         Quarterly
Seligman Tech Spectrum, Ltd., Class A1, Series 2            Quarterly
Shannon River Partner II, L.P.                              Quarterly
TCS Capital II, L.P.                                        Annually
Tiger Global Fund, L.P.                                     Annually
Tracer Capital Partners QP, L.P.                            Quarterly


 * Available frequency of redemptions after the initial lock-up period, if any. Different tranches may have varying liquidity terms.
**   Investment Funds with no dates can be redeemed in full.

                                                                                          UBS TECHNOLOGY PARTNERS, L.L.C.
                                                                            SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                                                                                              (UNAUDITED)
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                                                                                                           MARCH 31, 2009

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         Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

         Various inputs are used in determining the fair value of the Fund's investments relating to FAS 157. These inputs are summarized in the three broad levels listed below.

         LEVEL 1--quoted prices in active markets for identical securities.
         LEVEL 2--other  significant  observable inputs (including quoted prices for similar  securities,  interest rates,  prepayment  spreads,  credit risk, etc.)
         LEVEL   3--significant   unobservable   inputs  (including  Fund's  own
         assumptions in determining the fair value of investments.)

         The following is a summary of the inputs used, as of March 31, 2009, in valuing the Fund's investments at fair value in accordance with FAS
         157. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.


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                   VALUATION INPUTS                                                 OTHER FINANCIAL INSTRUMENTS*
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                   Level 1 - Quoted Prices                                                  $         --
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                   Level 2 - Other Significant Observable Inputs                                      --
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                   Level 3 - Other Significant Unobservable Inputs                           136,966,052
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                   TOTAL                                                                    $136,966,052
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         * Other Financial Instruments include Investments in Investment Funds.

         The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

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                                                                                     OTHER FINANCIAL INSTRUMENTS*
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                   BALANCE AS OF DECEMBER 31, 2008                                          $129,276,100
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                     Accrued discounts/premiums                                                       --
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                     Realized gain/(loss)                                                             --
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                     Change in unrealized appreciation/depreciation                            7,689,952
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                     Net purchases/(sales)                                                            --
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                     Transfers in and/or out of Level 3                                               --
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                   BALANCE AS OF MARCH 31, 2009                                             $136,966,052
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         * Other Financial Instruments include Investments in Investment Funds.

ITEM 2.   CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.   EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               UBS Technology Partners, L.L.C.
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By (Signature and Title)*  /s/ Craig Goos
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                           Craig Goos, Principal Executive Officer


Date                       May 27, 2009
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Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Craig Goos
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                           Craig Goos, Principal Executive Officer


Date                       May 27, 2009
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By (Signature and Title)*  /s/ Robert Aufenanger
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                           Robert Aufenanger, Principal Financial Officer


Date                       May 27, 2009
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* Print the name and title of each signing officer under his or her signature.